Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - Zeecol Limited [Member] - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Sep. 30, 2014
Cash at bank available on demand		$ 118,598		$ 31,698
Total cash and cash equivalents	$ 83,693	$ 118,598	$ 104,406	$ 31,698